Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants (Tables)
Summary of Reflects The Continuity of Warrants
	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2021 and September 30, 2022	35,837,500	$11.50

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2019	35,837,500	$11.50
Granted	-	-
Exercised	-	-
Expired	-	-
Balance, December 31, 2020 and December 31, 2021	35,837,500	$11.50